Group balance sheet (Parenthetical) - $ / shares	Jun. 30, 2018	Dec. 31, 2017
Condensed Consolidated Statements Of Financial Position [Line Items]
Rio Tinto Limited shares were held by Rio Tinto plc	0
Net tangible assets per share	$ 22.22	$ 23.12
Rio Tinto plc [member]
Condensed Consolidated Statements Of Financial Position [Line Items]
Ordinary shares issued	1,315,100,000
Number of shares held by public	1,315,100,000
Rio Tinto Limited [member]
Condensed Consolidated Statements Of Financial Position [Line Items]
Ordinary shares issued	412,400,000
Number of shares held by public	412,400,000